Income Taxes (Details) - Schedule of Movement of Valuation Allowance of Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance of Deferred Tax Assets [Abstract]
Opening balance	$ 81,232
Addition	30,410	81,232
Reversal	(81,232)
Ending balance	$ 30,410	$ 81,232